Expense Example, No Redemption - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Small_Mid Cap Growth Fund - Class C Shares	Dec. 29, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 200
3 Years	627
5 Years	1,079
10 Years	$ 2,334
Expense Example, No Redemption, By Year, Caption [Text]	Class C Shares – Assuming no redemption